Long-term and Short-term Debt (Details) - Schedule of Long-term Debt Instruments (Parentheticals) (Notes Payable to Banks [Member], USD $)	12 Months Ended
Dec. 31, 2012
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Loan, monthly installments	$ 1,535
Loan, interest at	8.80%
Loan, maturity	May 2016
Loan, secured by	vehicle